Activity in Options Available to be Granted Under Employee Stock Option Scheme (Detail) - Employees Stock Option Scheme - shares		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014		Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available to be granted, beginning of period	[1]	112,121,300	58,080,400		57,116,000
Equity shares allocated for grant under the plan		0	100,000,000		0
Options granted		(41,659,000)	(47,060,000)		0
Forfeited/ lapsed	[1]	2,385,050	1,100,900		964,400
Options available to be granted, end of period		72,847,350	112,121,300	[1]	58,080,400	[1]

[1]	Does not include options exchanged on acquisition of CBoP since these options on forfeiture/ lapse are not available for re-issue.